Concentrations (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Concentrations [Line Items]
Cash deposits (in Dollars)	$ 47,495	$ 28,654
Supplier Concentration Risk [Member] | Supplier One [Member] | Accounts Payable [Member]
Concentrations [Line Items]
Concentration risk percentage	39.20%	25.81%
Supplier Concentration Risk [Member] | Supplier Two [Member] | Accounts Payable [Member]
Concentrations [Line Items]
Concentration risk percentage	34.83%	13.04%
Supplier Concentration Risk [Member] | Supplier Three [Member] | Accounts Payable [Member]
Concentrations [Line Items]
Concentration risk percentage	12.18%	10.14%
Supplier Concentration Risk [Member] | Supplier Four [Member] | Accounts Payable [Member]
Concentrations [Line Items]
Concentration risk percentage	11.78%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk percentage	34.01%	21.19%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk percentage	16.25%	14.84%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk percentage	10.82%	13.73%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk percentage	10.80%